Investments - Changes in Non-Marketable Investments Not Accounted for Under the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Securities Without Readily Determinable Fair Value [Roll Forward]
Balance at beginning of year	$ 33,605	$ 38,173
Cash investments in equity securities	9,633	278
Net increases due to observable price changes	13,104	0
Conversion of note receivable to equity securities	11,369	0
Sale of equity securities	(5,400)	0
Impairments	0	(5,137)
Full acquisition of equity securities	(2,710)	0
Foreign currency translation adjustments	(117)	291
Balance at end of year	$ 59,484	$ 33,605